Debt - Margin for Borrowings under Revolving Credit Facility (Details)	Apr. 30, 2021
I
Line of Credit Facility [Line Items]
Consolidated Total Leverage Ratio	4.00
Commitment Fee	0.45%
I | Term SOFR Loans
Line of Credit Facility [Line Items]
Basis spread	3.25%
I | Base Rate Loans
Line of Credit Facility [Line Items]
Basis spread	2.25%
I | Letter of Credit
Line of Credit Facility [Line Items]
Letter of Credit Fee	3.25%
II
Line of Credit Facility [Line Items]
Commitment Fee	0.40%
II | Term SOFR Loans
Line of Credit Facility [Line Items]
Basis spread	3.00%
II | Base Rate Loans
Line of Credit Facility [Line Items]
Basis spread	2.00%
II | Letter of Credit
Line of Credit Facility [Line Items]
Letter of Credit Fee	3.00%
II | Maximum
Line of Credit Facility [Line Items]
Consolidated Total Leverage Ratio	4.00
II | Minimum
Line of Credit Facility [Line Items]
Consolidated Total Leverage Ratio	3.50
III
Line of Credit Facility [Line Items]
Commitment Fee	0.35%
III | Term SOFR Loans
Line of Credit Facility [Line Items]
Basis spread	2.75%
III | Base Rate Loans
Line of Credit Facility [Line Items]
Basis spread	1.75%
III | Letter of Credit
Line of Credit Facility [Line Items]
Letter of Credit Fee	2.75%
III | Maximum
Line of Credit Facility [Line Items]
Consolidated Total Leverage Ratio	3.50
III | Minimum
Line of Credit Facility [Line Items]
Consolidated Total Leverage Ratio	3.00
IV
Line of Credit Facility [Line Items]
Commitment Fee	0.30%
IV | Term SOFR Loans
Line of Credit Facility [Line Items]
Basis spread	2.50%
IV | Base Rate Loans
Line of Credit Facility [Line Items]
Basis spread	1.50%
IV | Letter of Credit
Line of Credit Facility [Line Items]
Letter of Credit Fee	2.50%
IV | Maximum
Line of Credit Facility [Line Items]
Consolidated Total Leverage Ratio	3.00
IV | Minimum
Line of Credit Facility [Line Items]
Consolidated Total Leverage Ratio	2.50
V
Line of Credit Facility [Line Items]
Consolidated Total Leverage Ratio	2.50
Commitment Fee	0.25%
V | Term SOFR Loans
Line of Credit Facility [Line Items]
Basis spread	2.25%
V | Base Rate Loans
Line of Credit Facility [Line Items]
Basis spread	1.25%
V | Letter of Credit
Line of Credit Facility [Line Items]
Letter of Credit Fee	2.25%